Rate Matters (Tables)	12 Months Ended
Dec. 31, 2012
Appalachian Power Co [Member]
Recognized Gross Seams Elimination Cost Allocation Revenue [Text Block]
Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

Indiana Michigan Power Co [Member]
Recognized Gross Seams Elimination Cost Allocation Revenue [Text Block]
Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

Ohio Power Co [Member]
Recognized Gross Seams Elimination Cost Allocation Revenue [Text Block]
Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1